RECLAMATION AND CLOSURE PROVISION - Disclosure of changes to the reclamation and closure provision during year (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Restructuring provision [abstract]
Balance, beginning of year	$ 0
Reclamation and closure provision capitalized to mineral property, plant, and equipment	2,713
Balance, end of year	$ 2,713